Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of subsidiary of limited liability company

Name	Domicile and Date of Incorporation	Paid-in Capital		Percentage of Effective Ownership	Principal Activities
Zhongchai Holding (Hong Kong) Limited	HongKong April 23, 2009	HKD	10,000	100%	Holding
Zhejiang Zhongchai Machinery Co., Ltd.	PRC November 21, 2005	USD	28,612,943	89.47%	Manufacture, sale of various transmission boxes
Zhejiang Shengte Transmission Co., Ltd.	PRC February 24, 2006	RMB	5,000,000	89.47%	Manufacture and sale of parts of transmission box
Shanghai Hengyu Enterprise Management Consulting Co., Ltd.	PRC September 10, 2015	RMB	251,500,000	62.5%	Investment management and consulting services.
Hangzhou Greenland Robotic Technologies Co., Ltd.	PRC August 8, 2019	RMB	252,862	100%	Manufactures and sales carrier cargo robotics.